Equity Method Investments, Ownership Interests and Carrying Amount (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Equity Method Investments [Abstract]
Carrying amount		$ 51,758,664		$ 50,503,722
Carrying amount		122,478,949		115,455,048
Acquisition of equity method investments		24,119,428	$ 0
Net loss		(25,430,461)	0
Net gain		441,493	0	$ 0
Dividend amount		$ 5,797,456	$ 0
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG [Member]
Equity Method Investments [Abstract]
Ownership interest		50.00%		50.00%
Carrying amount		$ 20,317,954		$ 17,808,231
BB Amstel B.V. [Member]
Equity Method Investments [Abstract]
Ownership interest		41.50%		41.50%
Carrying amount		$ 8,343,695		$ 7,443,176
MPC Caribbean Clean Energy Limited, Barbados [Member]
Equity Method Investments [Abstract]
Ownership interest		22.20%		22.20%
Carrying amount		$ 5,658,476		$ 5,032,570
Barber Ship Management Germany GmbH & Co. KG [Member]
Equity Method Investments [Abstract]
Ownership interest		50.00%		50.00%
Carrying amount		$ 4,391,583		$ 3,922,745
BestShip GmbH & Cie, KG [Member]
Equity Method Investments [Abstract]
Ownership interest		50.00%
Carrying amount		$ 3,651,166		0
Other [Member]
Equity Method Investments [Abstract]
Carrying amount		$ 9,395,790		$ 16,297,000
MPC Container Ships ASA [Member]
Equity Method Investments [Abstract]
Ownership interest		17.14%		13.70%
Carrying amount		$ 117,930,189		$ 111,586,255
Net loss		(25,077,549)
Dividend amount		$ 10,610,587
MPC Energy Solutions NV [Member]
Equity Method Investments [Abstract]
Ownership interest		20.50%		20.50%
Carrying amount		$ 4,548,760		$ 3,868,793
Net gain		$ 262,900
MPC Capital [Member] | BestShip GmbH & Cie, KG [Member]
Equity Method Investments [Abstract]
Percentage of shares acquired	50.00%
Acquisition of equity method investments	$ 2,595,745
MPCC CSI LTD [Member] | MPC Container Ships ASA [Member]
Equity Method Investments [Abstract]
Ownership interest		20.12%		16.68%
Percentage of shares acquired		3.44%
Acquisition of equity method investments		$ 21,523,683
Shares held (in shares)		89,260,056